Lattice Strategies Trust

690 Lee Road

Wayne, Pennsylvania 19087

December 1, 2025

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Lattice Strategies Trust (the “Trust”) (SEC File Nos. 333-199089 and 811-23002)

Dear Sir or Madam:

Please be advised that in lieu of filing a copy of the form of prospectus and statement of additional information being used in connection with the offering of shares of the series of the Trust, under Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), we hereby certify the following pursuant to Rule 497(j) under the Securities Act:

1.

that the form of prospectus and statement of additional information that would have been filed under Rule 497(c) of the Securities Act would not have differed from that contained in Post-Effective Amendment No. 30 to the Trust’s registration statement (the “Amendment”) filed on November 26, 2025; and

2.	that the text of the Amendment was filed electronically with the U.S. Securities and Exchange Commission on November 26, 2025.

No fees are required in connection with this filing. If you have any questions concerning this filing, please do not hesitate to contact the undersigned at 610-386-1844.

Sincerely,

/s/ Alice A. Pellegrino
Alice A. Pellegrino
Vice President

cc:	John V. O’Hanlon, Esq.

Alexander C. Karampatsos

Adam T. Teufel